19. Advance ticket sales	12 Months Ended
Dec. 31, 2017
Advance Ticket Sales
Advance ticket sales

As of December 31, 2017, the balance of Advance ticket sales classified in current liabilities was R$1,456,939 (R$1,185,945 as of December 31, 2016) and is represented by 4,964,925 tickets sold and not yet used (4,447,824 as of December 31, 2016) with an average use of 48 days (46 days as of December 31, 2016).